Initial Public Offering (Tables)	9 Months Ended
Sep. 30, 2022
Initial Public Offering
Schedule of reconciliation of common stock reflected on balance sheet

As of September 30, 2022
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(690,000)
Proceeds allocated to Public Rights	(8,280,000)
Offering costs of Public Shares	(6,236,778)
Plus:
Accretion of carrying value to redemption value	15,865,772
Common stock subject to possible redemption	$115,658,994